UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)

SP Funds S&P 500 Sharia Industry Exclusions ETF
Ticker: SPUS

SP Funds Dow Jones Global Sukuk ETF
Ticker: SPSK

SP Funds S&P Global REIT Sharia ETF
Ticker: SPRE

Semi-Annual Report
May 31, 2023

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

SP Funds

SP Funds S&P 500 Sharia Industry Exclusions ETF (“Sharia ETF”) PORTFOLIO ALLOCATION at May 31, 2023 (Unaudited)

Sector	% of Net Assets
Technology	41.4%
Consumer (Non-Cyclical)	22.2
Communications	12.1
Consumer (Cyclical)	8.8
Industrials	6.1
Energy	4.9
Basic Materials	2.3
Financials	1.9
Cash & Cash Equivalents(1)	0.3
Total	100.0%

SP Funds Dow Jones Global Sukuk ETF (“Sukuk ETF”) PORTFOLIO ALLOCATION at May 31, 2023 (Unaudited)

Sector	% of Net Assets
Government	55.9%
Financials	23.9
Energy	6.9
Utilities	6.7
Consumer (Non-Cyclical)	2.6
Communications	2.2
Cash & Cash Equivalents(1)	1.2
Consumer (Cyclical)	0.6
Total	100.0%

SP Funds S&P Global REIT Sharia ETF (“Global REIT ETF”) PORTFOLIO ALLOCATION at May 31, 2023 (Unaudited)

Sector	% of Net Assets
Financials	99.8%
Cash & Cash Equivalents(1)	0.2
Total	100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

Sharia ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Agriculture — 0.2%
Archer-Daniels-Midland Co.	6,460	$456,399

Apparel — 0.7%
Nike, Inc. - Class B	14,821	1,560,059
Ralph Lauren Corp. - Class A	456	48,477
Tapestry, Inc.	2,792	111,736
		1,720,272
Auto Manufacturers — 2.8%
Cummins, Inc.	1,714	350,359
Tesla, Inc. (1)	31,580	6,440,109
		6,790,468
Auto Parts & Equipment — 0.1%
Aptiv PLC (1)	3,280	288,902

Beverages — 2.7%
Keurig Dr Pepper, Inc.	9,996	311,076
Monster Beverage Corp. (1)	9,225	540,769
PepsiCo, Inc.	16,193	2,952,794
The Coca-Cola Co.	45,840	2,734,814
		6,539,453
Biotechnology — 2.2%
Amgen, Inc.	6,252	1,379,504
Biogen, Inc. (1)	1,680	497,969
Bio-Rad Laboratories, Inc. - Class A (1)	245	91,471
Corteva, Inc.	8,423	450,546
Illumina, Inc. (1)	1,807	355,346
Incyte Corp. (1)	2,311	142,242
Moderna, Inc. (1)	3,884	496,026
Regeneron Pharmaceuticals, Inc. (1)	1,219	896,648
Vertex Pharmaceuticals, Inc. (1)	3,006	972,651
		5,282,403
Building Materials — 0.8%
Carrier Global Corp.	9,790	400,411
Johnson Controls International PLC	8,070	481,779
Martin Marietta Materials, Inc.	731	290,967
Masco Corp.	3,003	145,105
Trane Technologies PLC	2,688	438,762
Vulcan Materials Co.	1,518	296,769
		2,053,793
Chemicals — 1.9%
Air Products and Chemicals, Inc.	2,604	700,841
Albemarle Corp.	1,363	263,782
Ecolab, Inc.	2,958	488,218
FMC Corp.	1,541	160,387

	Shares	Value
Common Stocks — 99.7% (Continued)

Chemicals — 1.9% (Continued)
Linde PLC	5,814	$2,056,179
PPG Industries, Inc.	2,734	358,947
The Sherwin-Williams Co.	2,803	638,467
		4,666,821
Commercial Services — 0.6%
Cintas Corp.	1,015	479,222
CoStar Group, Inc. (1)	4,739	376,277
Gartner, Inc. (1)	882	302,402
Robert Half International, Inc.	1,225	79,649
Rollins, Inc.	2,699	106,125
		1,343,675
Computers — 13.4%
Apple, Inc.	176,155	31,223,474
Cognizant Technology Solutions Corp.	6,142	383,814
EPAM Systems, Inc. (1)	671	172,192
Fortinet, Inc. (1)	7,771	530,992
NetApp, Inc.	2,593	172,045
		32,482,517
Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	9,953	740,304
The Estee Lauder Companies, Inc. - Class A	2,751	506,267
The Procter & Gamble Co.	27,907	3,976,747
		5,223,318
Distribution & Wholesale — 0.6%
Copart, Inc. (1)	5,007	438,563
Fastenal Co.	6,744	363,165
LKQ Corp.	2,972	156,773
Pool Corp.	436	137,876
W.W. Grainger, Inc.	494	320,616
		1,416,993
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	7,131	553,936
Generac Holdings, Inc. (1)	729	79,403
		633,339
Electronics — 0.8%
Agilent Technologies, Inc.	3,548	410,397
Allegion PLC	1,002	104,950
Fortive Corp.	4,277	278,475
Garmin Ltd. (1)	1,870	192,891
Mettler-Toledo International, Inc. (1)	227	300,065
TE Connectivity Ltd.	3,709	454,278
Trimble, Inc. (1)	2,902	135,436
		1,876,492

Sharia ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.7% (Continued)

Energy — Alternate Sources — 0.2%
Enphase Energy, Inc. (1)	1,601	$278,382
First Solar, Inc. (1)	1,133	229,954
		508,336
Environmental Control — 0.3%
Pentair PLC	1,922	106,613
Waste Management, Inc.	4,367	707,105
		813,718
Food — 1.2%
General Mills, Inc.	6,972	586,763
Kellogg Co.	3,136	209,391
Lamb Weston Holdings, Inc.	1,650	183,480
McCormick & Co., Inc.	3,006	257,704
Mondelez International, Inc.	16,082	1,180,580
The Hershey Co.	1,704	442,529
		2,860,447
Healthcare — Products — 5.9%
Abbott Laboratories	20,532	2,094,264
Align Technology, Inc. (1)	842	238,000
Bio-Techne Corp.	1,920	157,037
Boston Scientific Corp. (1)	16,836	866,717
Danaher Corp.	7,713	1,771,059
DENTSPLY SIRONA, Inc.	2,483	89,686
Edwards Lifesciences Corp. (1)	7,253	610,920
Hologic, Inc. (1)	2,895	228,387
IDEXX Laboratories, Inc. (1)	973	452,221
Intuitive Surgical, Inc. (1)	4,180	1,286,771
Medtronic PLC	15,753	1,303,718
ResMed, Inc.	1,705	359,397
STERIS PLC	1,226	245,163
Stryker Corp.	3,947	1,087,714
Teleflex, Inc.	533	125,122
The Cooper Companies, Inc.	548	203,598
Thermo Fisher Scientific, Inc.	4,607	2,342,475
Waters Corp. (1)	684	171,835
West Pharmaceutical Services, Inc.	855	286,109
Zimmer Biomet Holdings, Inc.	2,587	329,429
		14,249,622
Healthcare — Services — 0.2%
Catalent, Inc. (1)	2,022	75,279
Charles River Laboratories International, Inc. (1)	572	110,613
Laboratory Corp of America Holdings	1,030	218,906
Quest Diagnostics, Inc.	1,331	176,557
		581,355

	Shares	Value
Common Stocks — 99.7% (Continued)

Home Builders — 0.4%
D.R. Horton, Inc.	3,659	$390,928
Lennar Corp. - Class A	2,970	318,146
NVR, Inc. (1)	32	177,735
PulteGroup, Inc.	2,820	186,346
		1,073,155
Household Products & Wares — 0.5%
Avery Dennison Corp.	901	145,178
Church & Dwight Co., Inc.	2,852	263,667
Kimberly-Clark Corp.	3,953	530,809
The Clorox Co.	1,499	237,112
		1,176,766
Internet — 10.5%
Alphabet, Inc. - Class A (1)	70,442	8,655,209
Alphabet, Inc. - Class C (1)	62,333	7,690,022
Booking Holdings, Inc. (1)	439	1,101,350
CDW Corp.	1,604	275,391
eBay, Inc.	6,341	269,746
F5, Inc. (1)	681	100,502
Meta Platforms, Inc. - Class A (1)	26,466	7,006,079
VeriSign, Inc. (1)	1,078	240,739
		25,339,038
Iron & Steel — 0.2%
Nucor Corp.	3,070	405,424
Steel Dynamics, Inc.	2,043	187,752
		593,176
Machinery — Diversified — 0.8%
Dover Corp.	1,648	219,728
IDEX Corp.	847	168,688
Ingersoll Rand, Inc.	4,722	267,548
Nordson Corp.	675	147,103
Otis Worldwide Corp.	4,884	388,327
Rockwell Automation, Inc.	1,341	373,603
Westinghouse Air Brake Technologies Corp.	2,122	196,561
Xylem, Inc.	2,089	209,318
		1,970,876
Media — 0.0% (2)
News Corp. - Class A	4,501	82,413
News Corp. - Class B	1,360	25,133
		107,546
Mining — 0.2%
Newmont Corp.	9,512	385,712

Miscellaneous Manufacturers — 0.9%
3M Co.	6,579	613,886
A.O. Smith Corp. - Class A	1,430	91,434

Sharia ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.7% (Continued)

Miscellaneous Manufacturers — 0.9% (Continued)
Eaton Corp. PLC	4,708	$828,137
Illinois Tool Works, Inc.	3,268	714,810
		2,248,267
Office & Business Equipment — 0.1%
Zebra Technologies Corp. (1)	590	154,916

Oil & Gas — 4.6%
Chevron Corp.	20,933	3,152,928
ConocoPhillips	14,634	1,453,156
Coterra Energy, Inc.	9,288	215,946
EOG Resources, Inc.	6,975	748,348
Exxon Mobil Corp.	48,488	4,954,504
Pioneer Natural Resources Co.	2,759	550,255
		11,075,137
Oil & Gas Services — 0.1%
Baker Hughes Co.	11,907	324,466

Packaging & Containers — 0.0% (2)
Packaging Corp. of America	1,049	130,107

Pharmaceuticals — 6.6%
Becton Dickinson & Co.	3,352	810,380
Dexcom, Inc. (1)	4,622	541,976
Eli Lilly & Co.	9,290	3,989,683
Henry Schein, Inc. (1)	1,754	129,621
Johnson & Johnson	30,790	4,774,297
Merck & Co., Inc.	29,986	3,310,754
Pfizer, Inc.	66,100	2,513,122
		16,069,833
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc.	1,679	292,113
Camden Property Trust	1,205	125,886
Crown Castle, Inc.	5,039	570,465
Equinix, Inc.	1,068	796,247
Equity Residential	3,939	239,491
Essex Property Trust, Inc.	795	171,768
Mid-America Apartment Communities, Inc.	1,414	207,943
Prologis, Inc.	10,823	1,348,005
Public Storage	1,818	515,039
Weyerhaeuser Co.	8,666	248,368
		4,515,325
Retail — 4.1%
Advance Auto Parts, Inc.	801	58,385
AutoZone, Inc. (1)	188	448,726
Dollar Tree, Inc. (1)	2,483	334,907
Genuine Parts Co.	1,695	252,436

	Shares	Value
Common Stocks — 99.7% (Continued)

Retail — 4.1% (Continued)
Lowe’s Companies, Inc.	7,267	$1,461,612
O’Reilly Automotive, Inc. (1)	721	651,287
Ross Stores, Inc.	4,047	419,350
Starbucks Corp.	13,574	1,325,365
The Home Depot, Inc.	12,068	3,420,675
The TJX Companies, Inc.	13,639	1,047,339
Tractor Supply Co.	1,297	271,838
Ulta Beauty, Inc. (1)	582	238,521
		9,930,441
Semiconductors — 12.0%
Advanced Micro Devices, Inc. (1)	19,032	2,249,773
Analog Devices, Inc.	6,026	1,070,760
Applied Materials, Inc.	10,176	1,356,461
Broadcom, Inc.	4,723	3,815,995
Intel Corp.	49,078	1,543,012
KLA Corp.	1,658	734,478
Lam Research Corp.	1,606	990,420
Microchip Technology, Inc.	6,529	491,373
Micron Technology, Inc.	12,977	885,031
Monolithic Power Systems, Inc.	525	257,203
NVIDIA Corp.	29,301	11,085,740
NXP Semiconductors NV	3,024	541,598
ON Semiconductor Corp. (1)	5,045	421,762
QUALCOMM, Inc.	13,240	1,501,548
Teradyne, Inc.	1,781	178,438
Texas Instruments, Inc.	10,671	1,855,474
		28,979,066
Software — 16.0%
Adobe, Inc. (1)	5,471	2,285,729
Akamai Technologies, Inc. (1)	1,775	163,513
ANSYS, Inc. (1)	1,015	328,444
Autodesk, Inc. (1)	2,492	496,880
Cadence Design Systems, Inc. (1)	3,306	763,388
Ceridian HCM Holding, Inc. (1)	1,999	123,638
Microsoft Corp.	87,804	28,833,956
Paycom Software, Inc.	538	150,710
PTC, Inc. (1)	1,304	175,258
Roper Technologies, Inc.	1,201	545,518
Salesforce, Inc. (1)	11,738	2,622,034
ServiceNow, Inc. (1)	2,377	1,294,942
Synopsys, Inc. (1)	1,799	818,473
Tyler Technologies, Inc. (1)	462	183,396
		38,785,879
Telecommunications — 1.6%
Arista Networks, Inc. (1)	2,910	484,049
Cisco Systems, Inc.	48,367	2,402,389
Corning, Inc.	8,967	276,273

Sharia ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.7% (Continued)

Telecommunications — 1.6% (Continued)
Juniper Networks, Inc.	3,686	$111,944
Motorola Solutions, Inc.	1,962	553,127
		3,827,782
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	1,511	142,850
CSX Corp.	25,289	775,614
Expeditors International of Washington, Inc.	2,024	223,267
J.B. Hunt Transport Services, Inc.	969	161,794
Norfolk Southern Corp.	2,699	561,878
Old Dominion Freight Line, Inc.	1,049	325,651
Union Pacific Corp.	7,209	1,387,877
United Parcel Service, Inc. - Class B	8,612	1,438,204
		5,017,135
Total Common Stocks
(Cost $214,484,375)		241,492,946

Rights — 0.0% (2)

Health Care — 0.0% (2)
ABIOMED, Inc. - CVR (1)(3)	405	—
Total Rights
(Cost $0)		—

Total Investments in Securities — 99.7%
(Cost $214,484,375)		241,492,946
Other Assets in Excess of Liabilities — 0.3%		704,776
Total Net Assets — 100.0%		$242,197,722

CVRContingent Value Rights

(1)Non-income producing security.

(2)Does not round to 0.1% or (0.1)%, as applicable.

(3)The security is fair valued by the Valuation Designee.

Sukuk ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Sukuk — 43.0%

Airlines — 0.6%
Unity 1 Sukuk Ltd.
2.394%, 11/03/2025	$700,000	$655,465

Banks — 15.3%
AUB Sukuk Ltd.
2.615%, 09/09/2026	800,000	726,390
Boubyan Sukuk Ltd.
2.593%, 02/18/2025	800,000	770,102
3.389%, 03/29/2027	600,000	575,680
DIB Sukuk Ltd.
2.950%, 02/20/2025	800,000	771,916
2.950%, 01/16/2026	1,400,000	1,334,648
1.959%, 06/22/2026	1,200,000	1,105,880
2.740%, 02/16/2027	800,000	747,265
5.493%, 11/30/2027	800,000	826,546
4.800%, 08/16/2028	1,200,000	1,207,973
EI Sukuk Co. Ltd.
1.827%, 09/23/2025	600,000	560,804
2.082%, 11/02/2026	600,000	549,162
Fab Sukuk Co. Ltd.
1.411%, 01/14/2026	800,000	734,477
2.591%, 03/02/2027	600,000	560,109
4.581%, 01/17/2028	600,000	601,697
FAB Sukuk Co. Ltd.
2.500%, 01/21/2025	600,000	576,696
MAR Sukuk Ltd.
3.025%, 11/13/2024	600,000	582,417
2.210%, 09/02/2025	800,000	754,078
QIB Sukuk Ltd.
6.674% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	1,000,000	1,007,702
1.950%, 10/27/2025	1,000,000	930,966
SIB Sukuk Co. III Ltd.
2.850%, 06/23/2025	600,000	573,800
SNB Sukuk Ltd.
2.342%, 01/19/2027	800,000	739,925
Warba Sukuk Ltd.
2.982%, 09/24/2024	600,000	584,370
		16,822,603
Commercial Services — 2.6%
D.P. World Crescent Ltd.
4.848%, 09/26/2028	1,200,000	1,200,679
3.875%, 07/18/2029	1,200,000	1,142,741
3.750%, 01/30/2030	600,000	564,764
		2,908,184

	Principal Amount	Value
Corporate Sukuk — 43.0% (Continued)

Diversified Financial Services — 1.4%
AIR Lease Corp Sukuk Ltd.
5.850%, 04/01/2028	$800,000	$811,494
DAE Sukuk Difc Ltd.
3.750%, 02/15/2026	800,000	770,854
		1,582,348
Electric — 6.7%
Saudi Electricity Global Sukuk Co. 2
5.060%, 04/08/2043	1,200,000	1,153,032
Saudi Electricity Global Sukuk Co. 3
5.500%, 04/08/2044	1,200,000	1,179,421
Saudi Electricity Global Sukuk Co. 4
4.723%, 09/27/2028	1,400,000	1,423,502
Saudi Electricity Global Sukuk Co. 5
1.740%, 09/17/2025	800,000	747,555
2.413%, 09/17/2030	800,000	696,144
Tabreed Sukuk SPC Ltd.
5.500%, 10/31/2025	600,000	607,142
TNB Global Ventures Capital Bhd.
3.244%, 10/19/2026	800,000	747,299
4.851%, 11/01/2028	800,000	801,881
		7,355,976
Investment Companies — 0.4%
Senaat Sukuk Ltd.
4.760%, 12/05/2025	400,000	399,492

Oil & Gas — 5.4%
SA Global Sukuk Ltd.
0.946%, 06/17/2024	1,200,000	1,144,668
1.602%, 06/17/2026	2,200,000	2,011,823
2.694%, 06/17/2031	3,200,000	2,807,680
		5,964,171
Pipelines — 1.5%
TMS Issuer Sarl
5.780%, 08/23/2032	1,600,000	1,668,608

Real Estate — 6.9%
Aldar Sukuk Ltd.
4.750%, 09/29/2025	600,000	597,834
Aldar Sukuk No. 2 Ltd.
3.875%, 10/22/2029	600,000	567,750
DIFC Sukuk Ltd.
4.325%, 11/12/2024	800,000	786,063

Sukuk ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Principal Amount	Value
Corporate Sukuk — 43.0% (Continued)

Real Estate — 6.9% (Continued)
Emaar Sukuk Ltd.
3.635%, 09/15/2026	$800,000	$767,516
3.875%, 09/17/2029	600,000	571,469
3.700%, 07/06/2031	600,000	553,215
EMG Sukuk Ltd.
4.564%, 06/18/2024	800,000	791,459
ESIC Sukuk Ltd.
3.939%, 07/30/2024	800,000	781,093
MAF Sukuk Ltd.
4.500%, 11/03/2025	600,000	594,973
4.638%, 05/14/2029	800,000	791,972
3.933%, 02/28/2030	800,000	759,675
		7,563,019
Telecommunications — 2.2%
Axiata SPV2 Bhd.
4.357%, 03/24/2026	600,000	587,640
2.163%, 08/19/2030	600,000	510,312
Saudi Telecom Co.
3.890%, 05/13/2029	1,400,000	1,355,375
		2,453,327
Total Corporate Sukuk
(Cost $49,107,254)		47,373,193

Foreign Government Sukuk — 55.8%

Multi-National — 12.7%
ICDPS Sukuk Ltd.
1.810%, 10/15/2025	600,000	555,000
IDB Trust Services Ltd.
1.957%, 10/02/2024	1,600,000	1,533,001
1.809%, 02/26/2025	1,600,000	1,519,272
0.908%, 06/25/2025	1,500,000	1,383,964
Isdb Trust Services NO 2 SARL
1.262%, 03/31/2026	2,600,000	2,380,107
1.435%, 10/21/2026	1,827,000	1,659,173
3.213%, 04/28/2027	1,800,000	1,733,157
4.747%, 10/27/2027	1,200,000	1,224,256
4.598%, 03/14/2028	2,000,000	2,036,060
		14,023,990
Sovereign — 43.1%
Hong Kong Sukuk 2017 Ltd.
3.132%, 02/28/2027	1,200,000	1,161,122
KSA Sukuk Ltd.
3.628%, 04/20/2027	4,700,000	4,572,132
5.268%, 10/25/2028	2,800,000	2,903,339
4.303%, 01/19/2029	2,200,000	2,173,842

	Principal Amount	Value
Foreign Government Sukuk — 55.8% (Continued)

Sovereign — 43.1% (Continued)
2.969%, 10/29/2029	$2,600,000	$2,373,769
2.250%, 05/17/2031	2,200,000	1,875,062
Malaysia Sovereign Sukuk Bhd.
3.043%, 04/22/2025	1,200,000	1,166,896
4.236%, 04/22/2045	700,000	667,010
Malaysia Sukuk Global Bhd.
3.179%, 04/27/2026	1,100,000	1,061,057
4.080%, 04/27/2046	700,000	651,645
Malaysia Wakala Sukuk Bhd
2.070%, 04/28/2031	900,000	784,525
3.075%, 04/28/2051	450,000	343,835
Perusahaan Penerbit SBSN Indonesia III
3.900%, 08/20/2024	800,000	796,500
4.350%, 09/10/2024	1,600,000	1,594,792
4.325%, 05/28/2025	2,100,000	2,094,750
2.300%, 06/23/2025	800,000	762,163
4.550%, 03/29/2026	1,800,000	1,799,389
1.500%, 06/09/2026	1,400,000	1,277,906
4.150%, 03/29/2027	2,200,000	2,178,000
4.400%, 06/06/2027	2,000,000	1,990,987
4.400%, 03/01/2028	1,800,000	1,791,000
4.450%, 02/20/2029	1,300,000	1,295,107
2.800%, 06/23/2030	1,200,000	1,072,465
2.550%, 06/09/2031	1,200,000	1,039,282
4.700%, 06/06/2032	1,600,000	1,605,065
3.800%, 06/23/2050	800,000	635,770
3.550%, 06/09/2051	800,000	611,372
RAK Capital
3.094%, 03/31/2025	1,000,000	968,629
Sharjah Sukuk Ltd.
3.764%, 09/17/2024	800,000	786,047
Sharjah Sukuk Program Ltd.
3.854%, 04/03/2026	1,200,000	1,159,702
2.942%, 06/10/2027	1,200,000	1,099,826
4.226%, 03/14/2028	1,200,000	1,147,140
3.234%, 10/23/2029	1,040,000	930,068
3.886%, 04/04/2030	600,000	550,578
3.200%, 07/13/2031	800,000	692,200
		47,612,972
Total Foreign Government Sukuk
(Cost $64,095,434)		61,636,962

Total Investments in Securities — 98.8%
(Cost $113,202,688)		109,010,155
Other Assets in Excess of Liabilities — 1.2%		1,369,620
Total Net Assets — 100.0%		$110,379,775

Sukuk ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

LIBOR London Interbank Offered Rate

USDUnited States Dollar

(1)Variable rate security; rate shown is the rate in effect on May 31, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

Portfolio Diversification	Value	Percentage of Total Investments
Cayman Islands	$58,539,455	53.7%
Indonesia	14,019,937	12.8
Luxembourg	10,701,361	9.8
United States	8,464,465	7.8
Malaysia	6,193,740	5.7
Jersey	4,436,237	4.1
United Arab Emirates	3,161,385	2.9
Saudi Arabia	2,332,453	2.1
Hong Kong	1,161,122	1.1
	$109,010,155	100.0%

Global REIT ETF

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.8%

Private Equity — 0.1%
Ziraat Gayrimenkul Yatirim Ortakligi AS	109,978	$23,644

REITS — Apartments — 19.4%
AvalonBay Communities, Inc.	15,865	2,760,193
Camden Property Trust	26,124	2,729,174
Equity Residential	45,549	2,769,379
Mid-America Apartment Communities, Inc.	18,870	2,775,022
		11,033,768
REITS — Diversified — 35.8%
Arena REIT	90,323	217,443
Axis Real Estate Investment Trust	319,438	128,038
Charter Hall Group	122,193	885,663
Citicore Energy REIT Corp.	231,404	10,342
Crown Castle, Inc.	59,565	6,743,354
Equinix, Inc.	9,467	7,058,122
IGIS Value Plus REIT Co. Ltd.	5,660	21,194
IMPACT Growth Real Estate Investment Trust	168,210	62,354
Ingenia Communities Group	94,759	257,557
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (1)	6,702	5,747
MREIT, Inc.	229,478	56,389
PotlatchDeltic Corp.	20,567	956,983
Rayonier, Inc.	37,504	1,099,617
RL Commercial REIT, Inc.	940,786	97,831
Weyerhaeuser Co.	94,382	2,704,988
		20,305,622
REITS — Health Care — 0.6%
HealthCo REIT	105,254	93,658
Parkway Life Real Estate Investment Trust	95,207	252,274
		345,932
REITS — Management & Service — 0.3%
HMC Capital Ltd.	50,498	143,791

REITS — Manufactured Homes — 4.6%
Equity LifeStyle Properties, Inc.	41,499	2,621,492

REITS — Office Property — 0.6%
Elme Communities	22,269	336,485
Filinvest REIT Corp.	429,116	31,557
		368,042
REITS — Regional Malls — 0.2%
IGB Real Estate Investment Trust	361,049	122,814

	Shares	Value
Common Stocks — 99.8% (Continued)

REITS — Storage — 11.8%
Public Storage	23,644	$6,698,345

REITS — Warehouse & Industry — 26.4%
BWP Trust	118,360	285,705
EastGroup Properties, Inc.	11,094	1,826,183
First Industrial Realty Trust, Inc.	33,646	1,748,919
Frasers Property Thailand Industrial Freehold & Leasehold REIT	387,061	122,347
Indus Realty Trust, Inc.	1,035	69,138
Innovative Industrial Properties, Inc.	7,011	463,427
Prologis, Inc.	55,463	6,907,917
Rexford Industrial Realty, Inc.	44,858	2,442,069
Terreno Realty Corp.	18,578	1,139,389
		15,005,094
Total Common Stocks
(Cost $62,415,410)		56,668,544

Total Investments in Securities — 99.8%
(Cost $62,415,410)		56,668,544
Other Assets in Excess of Liabilities — 0.2%		112,853
Total Net Assets — 100.0%		$56,781,397

REITReal Estate Investment Trust

(1)Non-income producing security.

SP Funds

10	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2023 (Unaudited)

	Sharia ETF	Sukuk ETF	Global REIT ETF

Assets:
Investments in securities, at value (Note 2)	$241,492,946	$109,010,155	$56,668,544
Cash	334,251	551,358	94,112
Foreign cash (Cost $-, $-, and $3,886, respectively)	—	—	3,745
Receivables:
Fund shares sold	3,038,535	—	473,178
Sukuk income	—	872,910	—
Dividends income	377,629	—	36,766
Total assets	245,243,361	110,434,423	57,276,345

Liabilities:
Payables:
Investment securities purchased	2,949,820	—	467,036
Management fees (Note 4)	95,819	54,648	27,912
Total liabilities	3,045,639	54,648	494,948
Net Assets	$242,197,722	$110,379,775	$56,781,397

Components of Net Assets:
Paid-in capital	$217,352,520	$114,776,433	$67,273,001
Total distributable (accumulated) earnings (losses)	24,845,202	(4,396,658)	(10,491,604)
Net assets	$242,197,722	$110,379,775	$56,781,397

Net Asset Value (unlimited shares authorized):
Net assets	$242,197,722	$110,379,775	$56,781,397
Shares of beneficial interest issued and outstanding	8,000,000	6,200,000	3,000,000
Net asset value	$30.27	$17.80	$18.93

Cost of investments	$214,484,375	$113,202,688	$62,415,410

SP Funds

The accompanying notes are an integral part of these financial statements.	11

STATEMENTS OF OPERATIONS For the Six-Months Ended May 31, 2023 (Unaudited)

	Sharia ETF	Sukuk ETF	Global REIT ETF

Investment Income:
Dividend income (net of foreign withholding tax of $734, $- and $5,966, respectively)	$1,432,144	$—	$886,638
Sukuk income	—	1,591,499	—
Total investment income	1,432,144	1,591,499	886,638

Expenses:
Management fees (Note 4)	485,522	264,087	143,622
Tax Expenses	—	—	399
Total expenses	485,522	264,087	144,021
Net investment income (loss)	946,622	1,327,412	742,617

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(799,966)	(164,165)	(2,209,566)
Foreign currency transactions	—	—	123
Change in net unrealized appreciation/depreciation on:
Investments	22,564,770	703,032	(970,342)
Foreign currency transactions	—	—	26,717
Net realized and unrealized gain (loss) on investments and foreign currency transactions	21,764,804	538,867	(3,153,068)
Net increase (decrease) in net assets resulting from operations	$22,711,426	$1,866,279	$(2,410,451)

Sharia ETF

12	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$946,622	$1,280,435
Net realized gain (loss) on investments	(799,966)	1,448,769
Change in net unrealized appreciation/depreciation on investments	22,564,770	(22,772,908)
Net increase (decrease) in net assets resulting from operations	22,711,426	(20,043,704)

Distributions to Shareholders:
Distributable earnings	(1,128,400)	(1,571,302)
Return of capital	—	(433,848)
Net distributions to shareholders	(1,128,400)	(2,005,150)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	46,075,690	73,157,765
Total increase (decrease) in net assets	67,658,716	51,108,911

Net Assets:
Beginning of period/year	174,539,006	123,430,095
End of period/year	$242,197,722	$174,539,006

(1)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022
	Shares	Value	Shares	Value
Shares sold	1,650,000	$46,075,690	2,750,000	$78,811,928
Shares redeemed	—	—	(200,000)	(5,654,163)
Net increase (decrease)	1,650,000	$46,075,690	2,550,000	$73,157,765

Sukuk ETF

The accompanying notes are an integral part of these financial statements.	13

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,327,412	$926,476
Net realized gain (loss) on investments	(164,165)	(76,163)
Change in net unrealized appreciation/depreciation on investments	703,032	(5,029,889)
Net increase (decrease) in net assets resulting from operations	1,866,279	(4,179,576)

Distributions to Shareholders:
Distributable earnings	(1,000,800)	(926,476)
Return of capital	—	(230,074)
Net distributions to shareholders	(1,000,800)	(1,156,550)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	44,079,251	33,229,663
Total increase (decrease) in net assets	44,944,730	27,893,537

Net Assets:
Beginning of period/year	65,435,045	37,541,508
End of period/year	$110,379,775	$65,435,045

(1)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022
	Shares	Value	Shares	Value
Shares sold	2,475,000	$44,057,898	1,825,000	$33,211,795
Shares redeemed	—	—	—	—
Variable fees	—	21,353	—	17,868
Net increase (decrease)	2,475,000	$44,079,251	1,825,000	$33,229,663

Global REIT ETF

14	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$742,617	$487,162
Net realized gain (loss) on investments and foreign currency transactions	(2,209,443)	(343,648)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(943,625)	(6,684,885)
Net increase (decrease) in net assets resulting from operations	(2,410,451)	(6,541,371)

Distributions to Shareholders:
Distributable earnings	(1,021,750)	(517,409)
Return of capital	—	(653,416)
Net distributions to shareholders	(1,021,750)	(1,170,825)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	20,955,273	23,902,539
Total increase (decrease) in net assets	17,523,072	16,190,343

Net Assets:
Beginning of period/year	39,258,325	23,067,982
End of period/year	$56,781,397	$39,258,325

(1)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022
	Shares	Value	Shares	Value
Shares sold	1,050,000	$20,955,273	1,550,000	$36,888,905
Shares redeemed	—	—	(500,000)	(12,986,430)
Variable fees	—	—	—	64
Net increase (decrease)	1,050,000	$20,955,273	1,050,000	$23,902,539

Sharia ETF

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Year Ended November 30, 2021	Period Ended November 30, 2020(1)

Net asset value, beginning of period/year	$27.49		$32.48	$24.26	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.13		0.25	0.17	0.22
Net realized and unrealized gain (loss) on investments	2.81		(4.84)	8.36	4.25
Total from investment operations	2.94		(4.59)	8.53	4.47

Less Distributions:
From net investment income	(0.16)		(0.25)	(0.18)	(0.21)
From long-term capital gains	—		(0.07)	(0.13)	—
From return of capital	—		(0.09)	—	—
Total distributions	(0.16)		(0.41)	(0.31)	(0.21)

Net asset value, end of period/year	$30.27		$27.49	$32.48	$24.26
Total return(4)	10.77	%(3)	(14.17)%	35.40%	22.58	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$242.2		$174.5	$123.4	$38.8
Portfolio turnover rate(5)	1	%(3)	4%	18%	46	%(3)
Ratio of expenses to average net assets	0.49	%(6)	0.49%	0.49%	0.49	%(6)
Ratio of net investment income (loss) to average net assets	0.96	%(6)	0.89%	0.60%	1.06	%(6)

(1)The Fund commenced operations on December 17, 2019. The information presented is from December 17, 2019 to November 30, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

Sukuk ETF

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Year Ended November 30, 2021	Period Ended November 30, 2020 (1)

Net asset value, beginning of period/year	$17.57		$19.76	$20.41	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.26		0.35	0.27	0.30
Net realized and unrealized gain (loss) on investments	0.16		(2.09)	(0.42)	0.39
Total from investment operations	0.42		(1.74)	(0.15)	0.69

Less Distributions:
From net investment income	(0.19)		(0.36)	(0.26)	(0.28)
From return of capital	—		(0.09)	(0.24)	—
Total distributions	(0.19)		(0.45)	(0.50)	(0.28)

Net asset value, end of period/year	$17.80		$17.57	$19.76	$20.41
Total return(4)	2.45	%(3)	(8.92)%	(0.73)%	3.48	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$110.4		$65.4	$37.5	$31.1
Portfolio turnover rate(5)	9	%(3)	9%	28%	15	%(3)
Ratio of expenses to average net assets	0.59	%(6)	0.59%	0.65%	0.65	%(6)
Ratio of net investment income (loss) to average net assets	2.97	%(6)	1.91%	1.32%	1.61	%(6)

(1)The Fund commenced operations on December 27, 2019. The information presented is from December 27, 2019 to November 30, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

Global REIT ETF

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six-Months Ended May 31, 2023 (Unaudited)		Year Ended November 30, 2022	Period Ended November 30, 2021(1)

Net asset value, beginning of period/year	$20.13		$25.63	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.30		0.36	0.26
Net realized and unrealized gain (loss) on investments	(1.10)		(4.99)	6.04
Total from investment operations	(0.80)		(4.63)	6.30

Less Distributions:
From net investment income	(0.40)		(0.38)	(0.29)
From long-term capital gains	—		—	(0.15)
From return of capital	—		(0.49)	(0.23)
Total distributions	(0.40)		(0.87)	(0.67)

Net asset value, end of period/year	$18.93		$20.13	$25.63
Total return(4)	(4.03	)%(3)	(18.39)%	31.98	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$56.8		$39.3	$23.1
Portfolio turnover rate(5)	18	%(3)	50%	79	%(3)
Ratio of expenses to average net assets	0.59	%(6)(7)(8)	0.69%	0.69	%(6)
Ratio of net investment income (loss) to average net assets	3.05	%(6)(9)	1.59%	1.19	%(6)

(1)The Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to November 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

(7)The ratio of expenses to average net assets includes tax expenses. The expense ratio excluding tax expenses is 0.59% for the period ended May 31, 2023.

(8)The Fund’s management fee was reduced from 0.69% to 0.59%, effective December 1, 2022.

(9)The net investment income (loss) ratio include tax expenses.

18

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), the SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), and the SP Funds S&P Global REIT ETF (the “Global REIT ETF”) (each a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Sukuk ETF is a diversified series and each of the Sharia ETF and the Global REIT ETF is a non-diversified series of the Trust. The Sukuk ETF commenced operations as a non-diversified series, however, the Fund continuously operated as diversified for three years and as of December 27, 2022, is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ShariaPortfolio, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Sharia ETF commenced operations on December 17, 2019, the Sukuk ETF commenced operations on December 27, 2019 and the Global REIT ETF commenced operations on December 29, 2020.

The investment objective of the Sharia ETF is to seek to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Sharia Index”). The investment objective of the Sukuk ETF is to seek to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index (the “Sukuk Index”). The investment objective of the Global REIT ETF is to seek to track the performance, before fees and expenses, of the S&P Global All Equity REIT Shariah Capped Index (the “Global REIT Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Sukuk securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

19

SP Funds

Level 1 –

Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2023:

	Sharia ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$241,492,946	$—	$—	$241,492,946
Rights	—	—	—	—
Total Investments in Securities	$241,492,946	$—	$—	$241,492,946

	Sukuk ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk(1)	$—	$47,373,193	$—	$47,373,193
Foreign Government Sukuk(2)	—	61,636,962	—	61,636,962
Total Investments in Securities	$—	$109,010,155	$—	$109,010,155

	Global REIT ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$56,668,544	$—	$—	$56,668,544
Total Investments in Securities	$56,668,544	$—	$—	$56,668,544

(1)See Schedules of Investments for the industry breakout.

(2)See Schedules of Investments for the security type breakout.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of May 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on sukuk securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Sukuk income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

•Concentration in REITs (Global REIT ETF Only). The Fund concentrates in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

B.Credit Risk (Sukuk ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

C.Currency Risk (Global REIT ETF Only). The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

D.Emerging Markets Risk (Sukuk ETF and Global REIT ETF Only). Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

E.Equity Market Risk (Sharia ETF and Global REIT ETF Only). The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

F.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (Sukuk ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., sukuk that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

G.Foreign Government Risk (Sukuk ETF Only). The Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities.

H.Foreign Securities Risks (Global REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

I.Geographic Investment Risk (Sukuk ETF Only). To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

•Risks of Investing in Saudi Arabia (Sukuk ETF Only). The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/ or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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•Risks of Investing in the United Arab Emirates (Sukuk ETF Only). The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re- export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.

J.Interest Rate Risk (Sukuk ETF Only). The income generated by debt securities owned by the Fund will be affected by changing interest rates. In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.

K.Market Capitalization Risk (Sharia ETF and Global REIT ETF Only).

•Large-Capitalization Investing (Sharia ETF and Global REIT ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing (Global REIT ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing (Global REIT ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

L.Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Funds’ portfolio can be expected to also reflect the errors.

M.Non-Diversification Risk (Sharia ETF and Global REIT ETF). Because each fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

N.Passive Investment Risk. The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

O.Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•Information Technology Sector Risk (Sharia ETF Only). The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

•Consumer Discretionary Sector Risk (Sharia ETF Only). The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•Financials Sector Risk (Sukuk ETF Only). Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund. As of May 31, 2023, 23.9% of the Fund’s assets were invested in the financials sector.

P.Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Q.Sukuk Risk (Sukuk ETF only). Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk.

R.Tax Risk (Global REIT ETF Only). To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in (a) the securities of any one issuer. Given the concentration of the Global REIT Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Global REIT Index, and the Fund’s efforts to replicate or represent the Global REIT Index may cause it inadvertently to fail to satisfy the diversification requirements. If

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NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

S.Tracking Error Risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

T.Underlying Index Risk. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Fund	Management Fee
Sharia ETF	0.49%
Sukuk ETF	0.59%
Global REIT ETF	0.59%(3)

(3)The Fund’s management fee was reduced from 0.69% to 0.59%, effective December 1, 2022.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”), and the Management Fees payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended May 31, 2023, are disclosed in the Statements of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

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NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
Sharia ETF	0.02%
Sukuk ETF	0.02%
Global REIT ETF	0.02% on first $500 million
0.01% on amounts over $500 million

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser. The Adviser has entered into an agreement with SP Funds Management, LLC (“SP Funds Management”) an affiliate of the Sub-Adviser, pursuant to which SP Funds Management has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds. Expenses paid by SP Funds Management include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser. For assuming each Fund’s payment obligations, the Adviser has agreed to pay SP Funds Management the profits, if any, generated by each Fund’s unitary management fee.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Sharia ETF	$4,349,977	$2,949,563
Sukuk ETF	51,852,156	8,091,992
Global REIT ETF	8,756,304	8,820,506

For the six-months ended May 31, 2023, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended May 31, 2023, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Sharia ETF	$44,524,575	$—
Sukuk ETF	—	—
Global REIT ETF	20,693,268	—

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NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended May 31, 2023 (estimated) and year ended November 30, 2022, was as follows:

Six-Months Ended May 31, 2023
Distributions paid from:	Sharia ETF	Sukuk ETF	Global REIT ETF
Ordinary income	$1,128,400	$1,000,800	$1,021,750
Long-term capital gain	—	—	—
Total distributions paid	$1,128,400	$1,000,800	$1,021,750

Year Ended November 30, 2022
Distributions paid from:	Sharia ETF	Sukuk ETF	Global REIT ETF
Ordinary income	$1,280,731	$926,476	$517,409
Long-term capital gain	290,571	—
Return of capital	433,848	230,074	653,416
Total distributions paid	$2,005,150	$1,156,550	$1,170,825

As of the year ended November 30, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

	Sharia ETF	Sukuk ETF	Global REIT ETF
Cost of investments(1)	$170,493,930	$69,646,735	$45,636,980
Gross tax unrealized appreciation	21,154,071	109,189	974,424
Gross tax unrealized depreciation	(17,846,394)	(5,061,665)	(7,415,521)
Net tax unrealized appreciation (depreciation)	3,307,677	(4,952,476)	(6,441,097)
Undistributed ordinary income (loss)	—	—	—
Undistributed long-term capital gain (loss)	—	—	—
Total distributable earnings	—	—	—
Other accumulated gain (loss)	(45,501)	(309,661)	(618,306)
Total accumulated gain (loss)	$3,262,176	$(5,262,137)	$(7,059,403)

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2022, the Funds had no late year losses and the Sharia ETF, Sukuk ETF, and Global REIT ETF had short-term capital loss carryovers of $45,501, $270,898, and $618,306, respectively, which do not expire. The Sukuk ETF also had long-term capital loss carryover of $38,763, which does not expire.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Global REIT ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended May 31, 2023, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of May 31, 2023	—
Average interest rate, when in use	—
Interest rate terms	Prime
Interest rate as of May 31, 2023	8.25%
Expiration date	June 28, 2023

Interest expense incurred for the six-months ended May 31, 2023, is disclosed in the Statement of Operations, if applicable.

28

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2023 (Unaudited) (Continued)

The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds within the Trust. The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective June 29, 2023, the Trust’s credit facility with U.S. Bank N.A., on behalf of certain series of the Trust, including the Global REIT ETF, was renewed with an expiration date of June 28, 2024. The maximum available credit limit and interest rate terms remained as disclosed in Note 7 of these Notes to Financial Statements.

29

SP Funds

EXPENSE EXAMPLES For the Six-Months Ended May 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2022 to May 31, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Sharia ETF

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period December 1, 2022 – May 31, 2023(1)
Actual	$1,000.00	$1,107.70	$2.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.49	$2.47

(1)Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

Sukuk ETF

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period December 1, 2022 – May 31, 2023(2)
Actual	$1,000.00	$1,024.50	$2.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.99	$2.97

(2)Expenses are equal to the Fund’s annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

30

SP Funds

EXPENSE EXAMPLES For the Six-Months Ended May 31, 2023 (Unaudited) (Continued)

Global REIT ETF

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During the Period December 1, 2022 – May 31, 2023(3)
Actual	$1,000.00	$959.70	$2.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.99	$2.97

(3)Expenses are equal to the Fund’s annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

31

SP Funds

Investment Advisory AND SUB-ADVISORY AgreementS Renewal Disclosure (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on December 14, 2022 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”) and SP Funds S&P Global REIT Sharia ETF (the “Global REIT Sharia ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day to day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as a passively-managed ETF. The Board noted that the Funds are each designed to track the performance of an index and that the Adviser is responsible for portfolio management and trade execution for each Fund and the Sub-Adviser serves a limited role ensuring Sharia compliance for each Fund.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Adviser. The Board considered the investment performance of each Fund and the Adviser. The Board noted that each Fund was designed to track the performance of an index and considered the extent to which each Fund tracked its respective index, before fees and expenses, in addition to the performance of the Fund against its respective benchmark index and respective peer group.

The Board considered the performance of the Sharia ETF on an absolute basis, in comparison to its underlying index (the S&P 500 Shariah Industry Exclusions Index), in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a peer group of funds in the Sharia ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large growth funds) (the “SPUS Morningstar Peer Group”). The Board considered the Sharia ETF’s performance versus its underlying index and noted factors

32

SP Funds

that contributed to any tracking error. The Board noted that the Sharia ETF underperformed the S&P 500 Total Return Index over the year-to-date and one-year periods ended October 31, 2022, but outperformed the S&P 500 Total Return Index over the since inception period ended October 31, 2022. The Board also noted that the Sharia ETF outperformed the SPUS Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2022.

The Board considered the performance of the Sukuk ETF on an absolute basis, in comparison to its underlying index (the Dow Jones Sukuk Total Return (ex-Reinvestment) Index), in comparison to its benchmark index (the Bloomberg Global Aggregate Bond Index (the “Bloomberg Index”)), and in comparison to a peer group of funds in the Sukuk ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. global bond funds) (the “SPSK Morningstar Peer Group”). The Board considered the Sukuk ETF’s performance versus its underlying index and noted factors that contributed to any tracking error noting that the Adviser had engaged additional brokers in certain foreign markets to execute Fund transactions in an effort to reduce tracking error. The Board noted that the Sukuk ETF outperformed the Bloomberg Index over the year-to-date, one-year and since inception periods ended October 31, 2022. The Board also noted that the Sukuk ETF outperformed the SPSK Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2022.

The Board considered the performance of the Global REIT Sharia ETF on an absolute basis, in comparison to its underlying index (the S&P Global All Equity REIT Shariah Capped Index), in comparison to its benchmark index (the S&P 500 Total Return Index), in comparison to a secondary benchmark (the S&P Developed REIT Total Return Index), and in comparison to a peer group of funds in the Global REIT Sharia ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. real estate funds) (the “SPRE Morningstar Peer Group”). The Board considered the Global REIT Sharia ETF’s performance versus its underlying index and noted factors that contributed to any tracking error. The Board noted that the Global REIT Sharia ETF underperformed the S&P 500 Total Return Index over the year-to-date, one-year and since inception periods ended October 31, 2022, underperformed the S&P Developed REIT Total Return Index over the year-to-date period ended October 31, 2022, and outperformed the S&P Developed REIT Total Return Index over the one-year and since inception periods ended October 31, 2022. The Board also noted that the Global REIT Sharia ETF underperformed the SPRE Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2022.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b 1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources, subject to the contractual agreement by an affiliate of the Sub-Adviser to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fees. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board noted that the Sharia ETF’s advisory fee of 0.49% was above the SPUS Morningstar Peer Group average of 0.33% and the Fund’s expense ratio of 0.49% was above the SPUS Morningstar Peer Group average of 0.36%.

The Board noted that the Sukuk ETF’s advisory fee of 0.59% was above the SPSK Morningstar Peer Group average of 0.41% and the Fund’s expense ratio of 0.59% was above the SPSK Morningstar Peer Group average of 0.40%.

The Board noted that the Global REIT Sharia ETF’s advisory fee of 0.59% was above the SPRE Morningstar Peer Group average of 0.38% and the Fund’s expense ratio of 0.59% was above the SPRE Morningstar Peer Group average of 0.37%. The Board also noted that the Adviser had agreed, effective December 1, 2022, to lower the Fund’s advisory fee from 0.69% to 0.59%.

Investment Advisory AND SUB-ADVISORY AgreementS Renewal Disclosure (Unaudited) (Continued)

33

SP Funds

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profits realized by the Adviser from its relationship with each Fund, and concluded that the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

At the meeting held on December 14, 2022, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and ShariaPortfolio. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of ShariaPortfolio’s overall services provided to the Funds, as well as its specific responsibilities in aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Naushad Virji, who serves as a portfolio manager for each Fund, as well as the responsibilities of other key personnel of ShariaPortfolio involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by ShariaPortfolio, including information regarding ShariaPortfolio’s compliance program, its compliance personnel and compliance record, as well as ShariaPortfolio’s cybersecurity program and business continuity plan. The Board noted that ShariaPortfolio does not manage any other accounts that utilize a strategy similar to that employed by each Fund.

The Board also considered other services provided to the Funds by ShariaPortfolio. The Board noted that ShariaPortfolio is responsible for ensuring Sharia compliance on behalf of each Fund, subject to oversight by the Adviser, and that ShariaPortfolio monitors the extent to which each Fund meets its investment objective as a passively-managed ETF.

Investment Advisory AND SUB-ADVISORY AgreementS Renewal Disclosure (Unaudited) (Continued)

34

SP Funds

The Board concluded that ShariaPortfolio had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as ShariaPortfolio’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Sub-Adviser. In considering Fund performance, the Board noted ShariaPortfolio’s limited role of ensuring Sharia compliance in the management of each Fund, and therefore concluded that performance of the Funds was not a relevant factor for consideration. The Board also noted that each Fund was designed to track the performance of an index and that the performance for each Fund was not a direct result of investment decisions made by the Adviser or ShariaPortfolio.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to ShariaPortfolio under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by ShariaPortfolio. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by each of the Funds are not directly affected by the sub-advisory fees paid to ShariaPortfolio. Consequently, the Board did not consider the cost of services provided by ShariaPortfolio or profitability from its relationship with the Funds to be material factors for consideration given that ShariaPortfolio is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to ShariaPortfolio were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to ShariaPortfolio by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by ShariaPortfolio.

4.Extent of Economies of Scale as the Funds Grow. Since the sub-advisory fees payable to ShariaPortfolio are not paid by each Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by ShariaPortfolio from its association with the Funds. The Board concluded that the benefits ShariaPortfolio may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that ShariaPortfolio provides to each Fund; and (c) the approval of renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

Investment Advisory AND SUB-ADVISORY AgreementS Renewal Disclosure (Unaudited) (Continued)

35

SP Funds

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (425) 409-9500 or by accessing the Funds’ website at www.sp-funds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (425) 409-9500 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sp-funds.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of each Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.sp-funds.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sp-funds.com.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
ShariaPortfolio, Inc.
1331 International Pkwy, Suite 2291
Lake Mary, Florida 32746

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SP Funds S&P 500 Sharia Industry Exclusions ETF	SPUS	886364801
SP Funds Dow Jones Global Sukuk ETF	SPSK	886364702
SP Funds S&P Global REIT Sharia ETF	SPRE	886364769

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 4, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 4, 2023

* Print the name and title of each signing officer under his or her signature.